EMPLOYEE BENEFIT PLANS - Plan Asset Allocation (Details)	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	100.00%
Actual allocation	100.00%	100.00%
Fixed income securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	44.00%
Actual allocation	43.00%	42.00%
Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	17.00%
Actual allocation	17.00%	18.00%
Other
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	39.00%
Actual allocation	40.00%	40.00%